Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The Company performed an evaluation of events and transactions for potential recognition or disclosure through the date on which the CFS are released. Except as disclosed below, the Company is not aware of any material subsequent event.

Loan Receivable

On July 28, 2026, New Thai Hua repaid RMB2,000,000 ($294,764) to the Company. Upon receipt of repayment, the loan was renewed with 1.0% per month interest for six months, maturing on January 28, 2027.

Reverse Split

On June 4, 2026, the Board approved another reverse split (the “July 2026 Reverse Split”) at a ratio of 1-for-25, which became effective on July 6, 2026. Following the July 2026 Reverse Split, the par value of each Class A ordinary share was changed from $0.015 to $0.375.

Acquisition

In August 2026, the Company entered into a Share Purchase Agreement (the “SPA”) with MAI THI MY UT (the “Seller”), Ju Fu Limited, Fourth Coco Technology Limited and Beijing Fourth Coco Technology Co., Ltd. pursuant to which the Company agreed to acquire from the Seller all of the issued and outstanding shares of Ju Fu Limited, a business company incorporated in the British Virgin Islands (“Ju Fu”) (such transaction, the “Acquisition”). Ju Fu, through its wholly owned subsidiaries, Fourth Coco Technology Limited and Beijing Fourth Coco Technology Co., Ltd., is engaged in the advertising and digital marketing business conducted under the brand of “Beijing Fourth Coco” (四个椰子).

The acquisition was structured to close in two tranches. The first closing (the “First Closing”) was completed in August 2026. In connection with the First Closing, the Company paid the US$6,000,000 first closing cash payment, of which US$5,650,000 and US$350,000 were paid on August 11 and August 12, 2026, respectively.

The Company plans to complete the second closing (the “Second Closing”) of the Acquisition prior to the end of October 2026. In connection with the Second Closing, the Company made the second closing cash payment of US$5,000,000 on October 16, 2026. The Company will issue 4,000,000 Class A ordinary shares of the Company to the Seller. Upon completion of the Second Closing and the transfer of all issued and outstanding shares of Ju Fu to the Company, Ju Fu will become a wholly owned subsidiary of the Company.

Under the SPA, up to US$3,000,000 of additional deferred cash consideration may become payable following the Second Closing, subject to the achievement of specified performance targets of Ju Fu and its subsidiaries. The consideration shares remain subject to the applicable lock-up, leak-out, sale-proceeds limitation, carry-forward, forfeiture, surrender and cancellation provisions set forth in the SPA.

Other Matters

At the 2026 Annual General Meeting of Shareholders of Hitek Global Inc. held in July 2026, the Company’s shareholders approved (i) the transfer by way of continuation of the Company from the Cayman Islands to the British Virgin Islands and (ii) the change of the Company’s name from “Hitek Global Inc.” to “Biddance AI Systems, Inc.” On August 24, 2026, pursuant to such approvals, the Company completed its continuation from the Cayman Islands to the British Virgin Islands (the “Migration”) and changed its name from “Hitek Global Inc.” to “Biddance AI Systems, Inc.”. In connection with the continuation, the Company adopted the new memorandum and articles of association under the laws of the British Virgin Islands.

Effective October 9, 2026, the Company’s trading symbol for its Class A ordinary shares on the Nasdaq Stock Market was changed from “HKIT” to “BDAI.”

After the Migration, the Company’s corporate structure is as follows: